INVESTMENTS IN TRADING SECURITIES	12 Months Ended
Dec. 31, 2019
Investments, Debt and Equity Securities [Abstract]
INVESTMENTS IN TRADING SECURITIES [Text Block]

4. INVESTMENTS IN TRADING SECURITIES

At December 31, 2019, the Company held investments classified as trading securities, which consisted of various equity securities.  All trading securities are carried at fair value.  As of December 31, 2019, the fair value of trading securities was $887,143 (December 31, 2018 - $471,723, December 31, 2017 - $270,309).

	December 31, 2019	December 31, 2018	December 31, 2017
Investments in trading securities at cost	$923,009	$795,765	$530,829
Unrealized losses	(35,866)	(324,042)	(260,520)
Investments in trading securities at fair market value	$887,143	$471,723	$270,309